Stockholders' Equity	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 5–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On March 2, 2015, the Company issued 25,000,000 shares of common stock to its founder David Behrend. Mr. Behrend is the Company’s sole director and officers. The Company issued this stock to Mr. Behrend at a price of $0.003 per share for $75,000.

As of March 31, 2015, there are 25,000,000 shares of common stock outstanding.

NOTE 4–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On March 2, 2015, the Company issued 25,000,000 shares of common stock to its founder David Behrend. Mr. Behrend is the Company’s sole director and one of its executive officers. The Company issued this stock to Mr. Behrend at a price of $0.003 per share for cash of $75,000.

From April 7, 2015 to May 7, 2015, the Company sold 235,000 shares of common stock to accredited investors at the price of $0.10 per share for $23,500 in an exemption transaction under Section 4(a)(2) of the Securities Act of 1933, as amended.

On May 4, 2015, the Company issued 191,500 shares of common stock for services rendered at a price of $0.10 per share, which was close to the cash price as disclosed above. The shares were issued in a transaction under Section 4(a)(2) of the Securities Act of 1933, as amended, and recorded as stock-based compensation.

As of June 30, 2015, there are 25,426,500 shares of common stock outstanding.